Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 1,230,242	$ 1,690,552
Short-term investments	502,316	2,106,661
Restricted cash	1,000	1,000
Accounts receivable, net of allowance of $3,792 and $1,001	24,653	4,104
Notes receivable	4,899	5,402
Inventory, net	17,432	12,624
Prepaids and other assets	77,681	42,567
Total current assets	1,858,223	3,862,910
Property, plant and equipment, net	4,447,374	2,573,530
Restricted cash	29,355	4,363
Long-term investments	15,251	87,687
Spectrum licenses, net	4,348,882	4,404,727
Other intangible assets, net	60,884	84,839
Investments in affiliates	14,263	10,647
Other assets	169,489	103,022
Assets of discontinued operations (Note 20)	96,765	136,128
Total assets	11,040,486	11,267,853
Current liabilities:
Accounts payable and accrued expenses	448,789	485,348
Other current liabilities	226,997	41,614
Total current liabilities	675,786	526,962
Long-term debt, net	4,017,019	2,714,731
Deferred tax liabilities, net	838	0
Other long-term liabilities	444,774	213,988
Liabilities of discontinued operations (Note 20)	32,071	39,804
Total liabilities	5,170,488	3,495,485
Commitments and contingencies (Note 12)
Stockholders' equity:
Additional paid-in capital	2,221,110	2,000,061
Accumulated other comprehensive income	2,495	3,745
Accumulated deficit	(900,493)	(413,056)
Total Clearwire Corporation stockholders' equity	1,323,210	1,590,843
Non-controlling interests	4,546,788	6,181,525
Total stockholders' equity	5,869,998	7,772,368
Total liabilities and stockholders' equity	11,040,486	11,267,853
Class A Common Stock
Stockholders' equity:
Common stock	24	20
Total stockholders' equity	24	20
Class B Common Stock
Stockholders' equity:
Common stock	74	73
Total stockholders' equity	$ 74	$ 73